Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of the Company
Condensed Financial Information of the Company

24.Condensed Financial Information of the Company

The following is the condensed financial information of the Company on a parent company only basis.

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS

Current assets
Cash and cash equivalents	2,269	61,553	8,924
Others	390	443	64
Total current assets	2,659	61,996	8,988
Non-current assets
Intangible asset	674,057	109,847	15,926
Investments in subsidiaries, the VIE and subsidiaries of the VIE	86,252,341	133,085,591	19,295,598
Total non-current assets	86,926,398	133,195,438	19,311,524
Total assets	86,929,057	133,257,434	19,320,512

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Accrued expenses and other liabilities	24,607	25,017	3,627
Convertible bonds, current portion	—	13,885,751	2,013,245
Total current liabilities	24,607	13,910,768	2,016,872

Convertible bonds	11,788,907	1,575,755	228,463
Other non-current liabilities	996	—	—
Total non-current liabilities	11,789,903	1,575,755	228,463
Total liabilities	11,814,510	15,486,523	2,245,335

Shareholders’ equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized; 5,057,542,676 and 5,278,348,396 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	161	170	25
Additional paid-in capital	95,340,819	99,250,468	14,389,965
Statutory reserves	—	5,000	725
Accumulated other comprehensive (loss)/income	(2,519,900)	3,322,238	481,679
(Accumulated deficits)/retained earnings	(17,706,533)	15,193,035	2,202,783
Total shareholders’ equity	75,114,547	117,770,911	17,075,177
Total liabilities and shareholders’ equity	86,929,057	133,257,434	19,320,512

24.Condensed Financial Information of the Company (Continued)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$

Costs of revenues	(623,524)	(580,506)	(605,611)	(87,805)

Sales and marketing expenses	(36,940)	(27,839)	—	—
General and administrative expenses	(6,746)	(40,826)	(54,605)	(7,917)
Total operating expenses	(43,686)	(68,665)	(54,605)	(7,917)
Operating loss	(667,210)	(649,171)	(660,216)	(95,722)

Interest income	126,502	32,452	11,693	1,695
Interest expense	(695,794)	(1,221,846)	(51,655)	(7,489)
Other gain/(loss)	53,244	27,497	(14)	(2)
Share of results from subsidiaries, the VIE and subsidiaries of the VIE	(5,996,484)	9,579,738	32,238,254	4,674,107
(Loss)/profit before income tax	(7,179,742)	7,768,670	31,538,062	4,572,589
Income tax expenses	—	—	—	—
Net (loss)/income	(7,179,742)	7,768,670	31,538,062	4,572,589

Other comprehensive (loss)/income
Foreign currency translation difference, net of tax of nil	(2,495,958)	(1,472,172)	5,860,304	849,664
Unrealized losses on available-for-sale investments, net of tax	—	—	(18,166)	(2,634)
Total other comprehensive (loss)/income	(2,495,958)	(1,472,172)	5,842,138	847,030
Comprehensive (loss)/income	(9,675,700)	6,296,498	37,380,200	5,419,619

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash generated from/(used in) operating activities	735,231	82,074	(24,202)	(3,509)
Cash flows from investing activities:
Proceeds from sales of short-term investments	6,034,863	5,764,134	—	—
Cash given to purchase of short-term investments	(6,250,248)	—	—	—
Cash received from subsidiaries, the VIE and subsidiaries of the VIE, net	—	—	65,707	9,527
Cash given to subsidiaries, the VIE and subsidiaries of the VIE, net	(52,051,474)	(5,855,304)	—	—
Net cash (used in)/generated from investing activities	(52,266,859)	(91,170)	65,707	9,527
Cash flows from financing activities:
Proceeds from the private placements	11,063,339	—	—	—
Net proceeds from the follow-on offerings	26,805,438	—	—	—
Net proceeds from the issuance of convertible bonds	13,024,199	—	—	—
Others	(6)	318	10,079	1,461
Net cash generated from financing activities	50,892,970	318	10,079	1,461
Exchange rate effect on cash, cash equivalents and restricted cash	(16,490)	4,481	7,700	1,116
Net (decrease)/increase in cash, cash equivalents and restricted cash	(655,148)	(4,297)	59,284	8,595
Cash, cash equivalents and restricted cash at beginning of year	661,714	6,566	2,269	329
Cash, cash equivalents and restricted cash at end of year	6,566	2,269	61,553	8,924

24.Condensed Financial Information of the Company (Continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries, the VIE and subsidiaries of the VIE.

The parent company records its investment in its subsidiaries, the VIE and its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as ‘‘Investments in subsidiaries, the VIE and subsidiaries of the VIE’’ or ‘‘Loss in excess of investments in subsidiaries, the VIE and subsidiaries of the VIE’’ and their respective income/(loss) as ‘‘Share of results in subsidiaries, the VIE and subsidiaries of the VIE’’ on the condensed statements of comprehensive income/(loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries, the VIE and subsidiaries of the VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiaries, the VIE and subsidiaries of the VIE or is otherwise committed to provide further financial support. If the subsidiaries, the VIE subsidiaries of the VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net income/(loss) not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.